Income Taxes - Income (Loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Domestic	$ (46,018)	$ 235,204	$ (70,750)		$ 106,093	$ 159,629	$ 141,893
Foreign	(15,643)	(7,818)	15,759		(12,936)	(4,418)	(2,091)
(Loss) income before income taxes	$ (61,661)	$ 227,386	$ (54,991)	$ 64,644	$ 93,157	$ 155,211	$ 139,802